Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 9—PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,		Estimated Useful Lives
	2015	2014
Vehicles	$26,935	$20,728	3-5 years
Computer equipment and software	21,702	18,069	3-5 years
Leasehold improvements	17,434	13,606	2-15 years
Office furniture, fixtures and equipment	11,776	9,089	7 years
Buildings	702	702	39 years
Wireless Internet Infrastructure	—	3,866	3-5 years
Construction in process	3,837	12,601

	82,386	78,661
Accumulated depreciation and amortization	(27,112)	(15,871)

Net property and equipment	$55,274	$62,790

Property and equipment includes approximately $20.4 million and $20.9 million of assets under capital lease obligations, net of accumulated amortization of $7.0 million and $4.1 million at December 31, 2015 and 2014, respectively. Construction in process includes $0 and $9.8 million of infrastructure associated with the Wireless business as of December 31, 2015 and 2014, respectively. Depreciation and amortization expense on all property and equipment was $16.9 million, $11.3 million and $9.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Amortization expense relates to assets under capital leases as included in depreciation and amortization expense.